RELATED PARTY BALANCES AND TRANSACTIONS - Services provided to the related parties (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
RELATED PARTY BALANCES AND TRANSACTIONS
Total net revenue		¥ 16,290,027	$ 2,294,403	¥ 16,553,930	¥ 16,635,645
Interest income, net		217,307	$ 30,607	182,301	126,256
Goodwill		41,210				$ 5,804
Yujie
RELATED PARTY BALANCES AND TRANSACTIONS
Equity interest acquired	100.00%
Total consideration	¥ 0
Wealth management business
RELATED PARTY BALANCES AND TRANSACTIONS
Total consideration		81,780
Goodwill	¥ 41,210
Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Total net revenue		301,768		1,199,238	2,178,561
Kincheng Bank
RELATED PARTY BALANCES AND TRANSACTIONS
Bank deposit		3,006,400		3,020,245
Interest income, net		145,731		98,856
Interest receivables		15,265		11,318
Kincheng Bank | Referral service fee | Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Total net revenue		8,601		109,469
Kincheng Bank | Loan facilitation service | Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Total net revenue		65,903		382,496	1,574,456
Kincheng Bank | Post-facilitation services | Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Total net revenue		139,213		434,886	297,489
Kincheng Bank | Revenue from releasing of guarantee liabilities | Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Total net revenue		42,499		8,843
Jinshang | Loan facilitation service | Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Total net revenue				137,118	219,513
Jinshang | Post-facilitation services | Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Total net revenue				67,936	69,398
Beijing Zixuan | Loan facilitation service | Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Total net revenue					37
Beijing Zixuan | Post-facilitation services | Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Total net revenue					56
Others | Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Total net revenue		¥ 45,552		¥ 58,490	¥ 17,612